Environment	12 Months Ended
Dec. 31, 2021
ENVIRONMENT
Environment

38.  ENVIRONMENT

Environmental expenses for the years ended December 31, 2021, 2020 and 2019, are as follows:

				12-31-2021						12-31-2020
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
		Waste Management	In progress	18,513	—	18,513	13,128	12-31-2021	31,641	32,425
	PEHUENCHE CENTRAL	Environmental Sanitation	In progress	4,467	—	4,467	3,528	12-31-2021	7,995	8,862
Pehuenche		Campaigns and Studies	In progress	714	—	714	4,235	12-31-2021	4,949	29,713
		Materials Environment	In progress	27,253	—	27,253	4,994	12-31-2021	32,246	10,415
	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	251,298	—	251,298	—	—	251,298	305,701
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	344,571	—	344,571	—	—	344,571	303,873
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance tree planting of SSEE and removal of weeds, debris and garbage, exterior perimeter. The withdrawal and transfer was carried out. The service consists of weeding and weed control in electrical power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	In progress	192,924	—	192,924	—	—	192,924	340,704
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	In progress	3,136,872	—	3,136,872	—	—	3,136,872	3,296,066
Enel Distribución Chile S.A.	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	In progress	481,556	481,556	—	—	—	481,556	91,353
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in the Metropolitan Park.	In progress	2,875	—	2,875	—	—	2,875	1,374
	SEC STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	4,403,751	4,403,751	—	—	—	4,403,751	1,774,155
	OIL ANALYSIS AT TD OF POWER (OPEX)	Consider chromatographic analysis, furans, and physical-chemical analysis.	In progress	32,363	—	32,363	—	—	32,363	32,096
	REPLACING TRIFAS TRANSFORMERS BETTER QUALITY	This project corresponds to: - replacement of traditional network by Calpe BT - replacement of concentrical network by Calpe BT - replacement of transformers with loadability problems	In progress	5,330,561	5,330,561	—	—	—	5,330,561	3,649,294
	SILICA GEL REPLACEMENT IN POWER TRANSFORMERS	Considers the replacement of silica gel (hygroscopic salt) to one (1) power transformer.	In progress	5,837	—	5,837	—	—	5,837	—
	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	2,245,303	833,395	1,411,908	450,786	12-31-2021	2,696,089	1,195,131
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	1,255,958	445,611	810,347	617,221	12-31-2021	1,873,179	3,568,968
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	378,958	—	378,958	263,737	12-31-2021	642,695	263,737
	Waste management	Contracts for the removal of hazardous and non-hazardous waste, and removal of household waste.	In progress	90,712	—	90,712	—	—	90,712	232,560
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	75,483	—	75,483	—	—	75,483	151,405
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	47,996	—	47,996	—	—	47,996	—
	Rent/Vehicle Expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	48,171	—	48,171	—	—	48,171	118,458
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	214,493	—	214,493	—	—	214,493	544,871
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	85,802	—	85,802	—	—	85,802	72,610
Enel Green Power Chile S.A.	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	6,743	—	6,743	—	—	6,743	39,657
	Outsourced Services	Other services (contracts with third parties)	In progress	213,326	—	213,326	—	—	213,326	519,458
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	97,998	—	97,998	—	—	97,998	—
	Domestic Waste Removal	Household / domestic waste removal contract	In progress	40,320	—	40,320	—	—	40,320	—
	Environment Travel	Tickets - accommodation and viatics for site visit in facilities	In progress	3,045	—	3,045	—	—	3,045	140,368
	Waste Management	Contracts for vector control, deratization, disinsection.	In progress	65,536	—	65,536	—	—	65,536	54,910
	Environmental Sanitation	Monitoring and analysis of drinking water and sewage	In progress	12,865	—	12,865	—	—	12,865	20,819
	Water Analysis	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	3,780	—	3,780	—	—	3,780	—
	Campaigns and Studies	Buy environmental materials (containers, spill kit, others)	In progress	290,803	—	290,803	—	—	290,803	652,451
Geotérmica del Norte S.A.	Materials Environment	Contract for removal and cleaning of pits and sewage	In progress	5,294	—	5,294	—	—	5,294	3,650
	Treatment Plant Wastewater	Management contract for environmental and sectoral permits	In progress	947	—	947	—	—	947	6,140
	Permitting Framework Agreement	Household / domestic waste removal contract	In progress	2,677	—	2,677	—	—	2,677	—
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	4,000	—	4,000	—	—	4,000	—
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	53,384	—	53,384	—	—	53,384	76,595
Parque Eólico Talinay Oriente S.A.	Materials Environment	Buy environmental materials (containers, spill kit, others)	In progress	3,801	—	3,801	—	—	3,801	—
	Treatment Plant Wastewater	Contract for removal and cleaning of pits and sewage	In progress	250	—	250	—	—	250	2,087
	Domestic Waste Removal	Household / domestic waste removal contract	In progress	11,999	—	11,999	—	—	11,999	—
		Total		19,493,202	11,494,874	7,998,327	1,357,628	—	20,850,830	17,539,906

				12-31-2020
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
		Waste Management	In progress	13,128	—	13,128	19,298	12-31-2021	32,426
		Environmental Sanitation	In progress	3,528	—	3,528	5,334	12-31-2021	8,862
Pehuenche	PEHUENCHE CENTRAL	Materials Environment	In progress	4,993	—	4,993	24,720	12-31-2021	29,713
		Campaigns and Studies	In progress	4,235	—	4,235	6,180	12-31-2021	10,415
	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	Completed	305,701	—	305,701	—	12-31-2020	305,701
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Completed	303,873	—	303,873	—	12-31-2020	303,873
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	Completed	3,296,066	—	3,296,066	—	12-31-2020	3,296,066
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	Completed	91,353	91,353	—	—	12-31-2020	91,353
Enel Distribución Chile S.A.	REPLACING TRIFAS TRANSFORMERS BETTER QUALITY	This project corresponds to: - replacement of traditional network by Calpe BT - replacement of concentrical network by Calpe BT - replacement of transformers with loadability problems	Completed	3,649,294	3,649,294	—	—	12-31-2020	3,649,294
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with the replacement of species and lawns in Enel substation enclosures. Maintenance of afforestation of SSEE and removal of weeds, debris and garbage, exterior perimeter. The withdrawal and transfer was carried out.	Completed	340,704	—	340,704	—	12-31-2020	340,704
	RESPEL MANAGEMENT	Hazardous waste removal and treatment management	Completed	19,122	—	19,122	—	12-31-2020	19,122
	SEC NORMALIZATION PROJECT (CAPEX)	Maintenance of afforestation of SSEE and removal of weeds, debris and garbage, exterior perimeter.	Completed	1,774,155	1,774,155	—	—	12-31-2020	1,774,155
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Metropolitan Park.	Completed	1,374	—	1,374	—	12-31-2020	1,374
	OIL ANALYSIS AT TD OF POWER (OPEX)	The removal and transfer to a dump of waste material from a Substation was carried out.	Completed	32,096	—	32,096	—	12-31-2020	32,096
	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: Operation and maintenance monitoring of air and meteorological quality stations, Environmental audit monitoring network 1 per year, CEMS Annual Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (Objective NC, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS Operation and Maintenance Service,	In progress	595,987	95,976	500,011	599,144	12-31-2021	1,195,131
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric power plants (C.T.)	In progress	2,048,635	158,028	1,890,607	1,520,333	12-31-2021	3,568,968
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	263,737	—	263,737	—	12-31-2020	263,737
	Waste Management	Contracts for the removal of hazardous and non-hazardous waste, and household waste removal	In progress	84,113	—	84,113	148,447	12-31-2021	232,560
	Environmental Sanitation	Contracts for vector control, rat extermination, disinsection	In progress	46,957	—	46,957	104,448	12-31-2021	151,405
	Water Analysis	Monitoring and analysis of drinking water and wastewater	In progress	—	—	35,266	44,588	12-31-2021	—
	Rental/Vehicle Expenses	Vehicle rental for Environment trips (site visits / Plants	In progress	51,716	—	51,716	66,741	12-31-2021	118,457
Enel Green Power Chile S.A.	Campaigns and Studies	Contracts for Environmental Monitoring (Bird Collision- Flora and Fauna- Archeology, others)	In progress	189,321	—	189,321	355,550	12-31-2021	544,871
	Technical Counterpart Environmental Studies	Technical Counterpart Environmental Studies	In progress	—	—	—	5,287	12-31-2021	5,287
	Materials Environment	Buy environmental materials (containers, anti-spill kit, others)	In progress	32,032	—	32,032	40,578	12-31-2021	72,610
	Treatment Plant Wastewater	Contract for withdrawal and cleaning of pits and sewage	In progress	8,066	—	8,066	31,591	12-31-2021	39,657
	Outsourced Services	Other services (contracts with third parties)	In progress	222,291	—	222,291	297,167	12-31-2021	519,458
	Environment Travel	Tickets- lodging and per diem for visits to the field in facilities	In progress	56,820	—	56,820	85,150	12-31-2021	140,368
	Waste Management	Contracts for the removal of hazardous and non-hazardous waste, and household waste removal	In progress	21,992	—	21,992	32,918	12-31-2021	54,910
	Environmental Sanitation	Contracts for vector control, rat extermination, disinsection	In progress	6,500	—	6,500	14,319	12-31-2021	20,819
Geotérmica del Norte S.A.	Campaigns and Studies	Contracts for Environmental Monitoring (Bird Collision- Flora and Fauna- Archeology, others)	In progress	313,280	—	313,280	339,170	12-31-2021	652,450
	Materials Environment	Buy environmental materials (containers, anti-spill kit, others)	In progress	91	—	91	3,559	12-31-2021	3,650
	Treatment Plant Wastewater	Contract for withdrawal and cleaning of pits and sewage	In progress	4,816	—	4,816	1,324	12-31-2021	6,140
	Waste Management	Contracts for the removal of hazardous and non-hazardous waste, and household waste removal	In progress	13,064	—	13,064	18,580	12-31-2021	31,644
Parque Eolico Talinay Oriente S.A.	Environmental Sanitation	Contracts for vector control, rat extermination, disinsection	In progress	6,939	—	6,939	4,109	12-31-2021	11,048
	Campaigns and Studies	Contracts for Environmental Monitoring (Bird Collision- Flora and Fauna- Archeology, others)	In progress	76,595	—	76,595	—	12-31-2021	76,595
	Treatment Plant Wastewater	Contract for withdrawal and cleaning of pits and sewage	In progress	2,087	—	2,087	—	12-31-2021	2,087
	Waste Management	Contracts for the removal of hazardous and non-hazardous waste, and household waste removal	In progress	39,521	—	39,521	31,508	12-31-2021	71,029
	Environmental Sanitation	Contracts for vector control, rat extermination, disinsection	In progress	33,992	—	33,992	36,542	12-31-2021	70,534
Almeyda Solar Spa	Water Analysis	Monitoring and analysis of drinking water and wastewater	In progress	—	—	—	24,435	12-31-2020	24,435
	Campaigns and Studies	Contracts for Environmental Monitoring (Bird Collision- Flora and Fauna- Archeology, others)	In progress	63,736	—	63,736	64,160	12-31-2021	127,896
	Materials Environment	Buy environmental materials (containers, anti-spill kit, others)	In progress	16,663	—	16,663	28,702	12-31-2021	45,365
	Treatment Plant Wastewater	Contract for withdrawal and cleaning of pits and sewage	In progress	8,149	—	8,149	12,795	12-31-2021	20,944
		Total		14,046,722	5,768,806	8,313,182	3,966,677		17,967,209

				12-31-2019
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
	PEHUENCHE CENTRAL	Waste Management	In progress	3,165	—	3,165	—	—	3,165
		Environmental Sanitation	In progress	1,988	—	1,988	—	—	1,988
Pehuenche	CURILLINQUE CENTRAL	Campaigns and Studies	In progress	9,061	—	9,061	—	—	9,061
		Environmental Sanitation	In progress	882	—	882	—	—	882
	LOMA ALTA CENTRAL	Environmental Sanitation	In progress	882	—	882	—	—	882
	CHANGE OF TRAD X CALPE NETWORK	Replacement of traditional network by Calpe (Preassembled aluminum cable) BT	In progress	1,476,780	1,476,780	—	—	12-31-2019	1,476,780
	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions to which the foliage must be left with respect to the conductors.	Completed	2,600	—	2,600	—	12-31-2019	2,600
		This activity contemplates the maintenance of the easement strip of a high voltage line between 34.5 and 500 kV.	Completed	67,291	—	67,291	—	12-31-2019	67,291
	VEGETATION CONTROL IN MT/BT	Pruning of trees in the vicinity of the low voltage network	Completed	3,507,502	—	3,507,502	—	12-31-2019	3,507,502
		The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance of afforestation of SSEE and removal of weeds, debris and garbage, exterior perimeter.	Completed	64,737	—	64,737	—	12-31-2019	64,737
Enel Distribución Chile S.A.	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of weeding and weed control in electrical power substation enclosures with the aim of keeping the enclosures free of weeds, ensuring a good operation of these facilities.	Completed	19,706	—	19,706	—	12-31-2019	19,706
		The removal and transfer to a dump of waste material from a Substation was carried out.	Completed	21,719	—	21,719	—	12-31-2019	21,719
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Metropolitan Park.	Completed	2,337	—	2,337	—	12-31-2019	2,337
	IMPROVEMENTS IN THE MT NETWORK	Replacement of bare MT network with protected cable	In progress	170,077	170,077	—	—	12-31-2019	170,077
	RESPEL MANAGEMENT	Hazardous waste removal and treatment management	Completed	103,847		103,847	—	12-31-2019	103,847
	REPLACING TRIFAS TRANSFORMERS BETTER QUALITY	Replacement of transformers with chargeability problems	In progress	1,168,343	1,168,343	—	—	12-31-2019	1,168,343
	REPLACEMENT TD DAE CONCENTRIC X TD. TRIF. CALPE NETWORK	Replacement of concentrical network by Calpe (Preassembled aluminum cable) LV	In progress	492,260	492,260	—	—	12-31-2019	492,260
	ENVIRONMENTAL MONITORING	Environmental Monitoring Cto. with SK Ecology, operation and maintenance CEMS	In progress	576,519	—	576,519	—	—	576,519
	CEMS STANDARDIZATION	Winery standardization, environmental management, environmental impact assessment regularization (EIA)	In progress	207,966	207,966	—	—	—	207,966
	HYDRAULIC POWER STATIONS	Waste management and sanitation	In progress	2,315	—	2,315	—	—	2,315
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: U1-2 Entrance: Operation and maintenance monitoring air quality and meteorological stations, Environmental Audit monitoring network 1 per year, CEMS Annual Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI works (Objective NC, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS Operation and Maintenance Service,	In progress	1,452,158	855,667	596,491	855,667	12-31-2020	2,307,825
	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric power plants (C.T.)	In progress	5,387,657	1,763,829	3,623,828	1,763,829	12-31-2020	7,151,486
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	339,103	—	339,103	420,877	12-31-2020	759,980
	QUINTERO PLANT	Central Quinteros CEMS	In progress	458,001	110,923	347,078	37,983	12-31-2020	495,984
		Waste Management	Completed	4,432	—	4,432	—	—	4,432
	Carrera Pinto	Environmental Sanitation	Completed	6,466	—	6,466	—	—	6,466
		Treatment Plant Wastewater	Completed	4,436	—	4,436	—	—	4,436
		Waste Management	Completed	10,954	—	10,954	—	—	10,954
	Finis Terrae	Environmental Sanitation	Completed	7,674	—	7,674	—	—	7,674
		Treatment Plant Wastewater	Completed	2,154	—	2,154	—	—	2,154
	La Silla	Environmental Sanitation	Completed	2,902	—	2,902	—	—	2,902
		Waste Management	Completed	1,509	—	1,509	—	—	1,509
		Campaigns and Studies	Completed	20,613	—	20,613	—	—	20,613
	Los Buenos Aires	Environmental Sanitation	Completed	3,989	—	3,989	—	—	3,989
		Treatment Plant Wastewater	Completed	882	—	882	—	—	882
		Materials Environment	Completed	5,589	—	5,589	—	—	5,589
		Waste Management	Completed	5,098	—	5,098	—	—	5,098
Enel Green Power del Sur Spa.	Pampa Norte	Environmental Sanitation	Completed	6,618	—	6,618	—	—	6,618
		Treatment Plant Wastewater	Completed	3,459	—	3,459	—	—	3,459
		Waste Management	Completed	2,281	—	2,281	—	—	2,281
		Campaigns and Studies	Completed	83,820	—	83,820	—	—	83,820
		Environmental Sanitation	Completed	5,226	—	5,226	—	—	5,226
	Renaico	Treatment Plant Wastewater	Completed	982	—	982	—	—	982
		Materials Environment	Completed	4,822	—	4,822	—	—	4,822
		Outsourced Services	Completed	53,970	—	53,970	—	—	53,970
		Waste Management	Completed	13,999	—	13,999	—	—	13,999
	Sierra Gorda	Campaigns and Studies	Completed	42,959	—	42,959	—	—	42,959
		Environmental Sanitation	Completed	3,300	—	3,300	—	—	3,300
		Treatment Plant Wastewater	Completed	127	—	127	—	—	127
		Waste Management	Completed	1,613	—	1,613	—	—	1,613
	Chañares	Campaigns and Studies	Completed	7,981	—	7,981	—	—	7,981
		Environmental Sanitation	Completed	5,262	—	5,262	—	—	5,262
		Treatment Plant Wastewater	Completed	5,591	—	5,591	—	—	5,591
		Waste Management	Completed	1,678	—	1,678	—	—	1,678
	Lalackama	Environmental Sanitation	Completed	7,091	—	7,091	—	—	7,091
		Treatment Plant Wastewater	Completed	3,273	—	3,273	—	—	3,273
Empresa Electrica Panguipulli S.A.	Pilmaiquen	Waste Management	Completed	1,450	—	1,450	—	—	1,450
		Environmental Sanitation	Completed	6,822	—	6,822	—	—	6,822
		Waste Management	Completed	785	—	785	—	—	785
	Pullinque	Campaigns and Studies	Completed	2,627	—	2,627	—	—	2,627
		Environmental Sanitation	Completed	4,129	—	4,129	—	—	4,129
		Materials Environment	Completed	394	—	394	—	—	394
	Talinay Poniente	Campaigns and Studies	Completed	46,026	—	46,026	—	—	46,026
		Waste Management	Completed	10,745	—	10,745	—	—	10,745
Parque Eolico Tal Tal S.A.	Taltal	Campaigns and Studies	Completed	44,656	—	44,656	—	—	44,656
		Environmental Sanitation	Completed	2,476	—	2,476	—	—	2,476
		Treatment Plant Wastewater	Completed	2,515	—	2,515	—	—	2,515
		Waste Management	Completed	11,546	—	11,546	—	—	11,546
Parque Eolico Valle De Los Vientos S.A.	Valle de los Vientos	Campaigns and Studies	Completed	20,216	—	20,216	—	—	20,216
		Environmental Sanitation	Completed	2,471	—	2,471	—	—	2,471
		Waste Management	Completed	11,865	—	11,865	—	—	11,865
Parque Eolico Talinay Oriente S.A.	Talinay Oriente	Campaigns and Studies	Completed	63,666	—	63,666	—	—	63,666
		Environmental Sanitation	Completed	9,419	—	9,419	—	—	9,419
		Treatment Plant Wastewater	Completed	1,738	—	1,738	—	—	1,738
		Waste Management	Completed	10,087	—	10,087	—	—	10,087
Almeyda Solar Spa	Diego de Almagro	Environmental Sanitation	Completed	5,216	—	5,216	—	—	5,216
		Treatment Plant Wastewater	Completed	6,040	—	6,040	—	—	6,040
		Total		16,132,535	6,245,845	9,886,690	3,078,356	—	19,210,891